Shareholder Fees - Pioneer Multi-Asset Income Fund	Dec. 01, 2021
A
Shareholder Fees:
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	[1]
C
Shareholder Fees:
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	1.00%
K
Shareholder Fees:
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none
R
Shareholder Fees:
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none
Y
Shareholder Fees:
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none

[1]	Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See “Sales charges.”